SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Estimated Useful Life
Computer equipment and application software	2 - 3 Years
Furniture and vehicles	5 Years

Schedule of estimated useful lives of intangible assets

Estimated Useful Life
Software	10 Years
Trademark	10 Years
Technology	4.3 Years - 6.3 Years

Schedule of disaggregation of revenue

	For the years ended December 31,
	2023	2022	2021
Used-car sales	$1,420	$80,034	$251,054
New-car wholesales	30,048	2,806	2,786
Technical services	67	—	—
Total revenues	$31,535	$82,840	$253,840